Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note   9.                  Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Raw materials	4,523	950
Work in progress	2,987	1,760
Total inventories	7,510	2,710

In the years ended December 31, 2022, 2021 and 2020, the Group recorded inventory obsolescence charges in the income statement of respectively USD 204,211, USD 57,302 and USD 156,188 on raw materials, and USD 349,623, USD 404,509 and USD 301,215 on work in progress.

The inventory obsolescence provisions as at December 31, 2022, and 2021 are, respectively, USD 44,290 and USD 79,846 for raw materials, and USD 270,552 and USD 507,090 for work in progress.